TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 IDR (Rp) item	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Estimated taxable income of the Company				Rp 10,140	Rp 6,007	Rp 400
Total income tax expense – current			$ 697	9,798	10,619	9,432
Net income tax benefit - deferred			(38)	(541)	(180)	(66)
Net Income Tax Expense			$ 659	Rp 9,257	Rp 10,439	9,366
Change in tax rate			(3.00%)	(3.00%)
Applicable tax rate			19.00%	19.00%	20.00%
Domestic Corporate Taxpayers
TAXATION
Applicable tax rate	20.00%	22.00%	22.00%	22.00%
The company
TAXATION
Corporate income tax				Rp 1,927	Rp 1,201	80
Current corporate income tax expense:				1	1	99
Final tax expense				48	70	57
Total income tax expense – current				1,976	1,272	236
Net income tax benefit - deferred				Rp 8	Rp 15	Rp (159)
Change in tax rate			(5.00%)	(5.00%)	(5.00%)	(5.00%)
Threshold percentage of interest owned by public			40.00%	40.00%
Threshold number of persons owned shares | item			300	300
Threshold percentage owned by each member			5.00%	5.00%
Threshold period to meet prescribed criteria			183 days	183 days
Applicable tax rate			19.00%	19.00%	20.00%	20.00%
The company | Tax loss utilization (recognition)
TAXATION
Net income tax benefit - deferred						Rp 172
The company | Cost to obtain contracts
TAXATION
Net income tax benefit - deferred				Rp (45)	Rp 54	38
The company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred				179	70	(27)
The company | Finance leases
TAXATION
Net income tax benefit - deferred				(3)	7	2
The company | Valuation of long-term investments
TAXATION
Net income tax benefit - deferred				(11)
The company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred				13	(7)	(180)
The company | Trade receivables write-off (allowance for expected credit losses)
TAXATION
Net income tax benefit - deferred				(48)	(88)	(132)
The company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred				3	4	(36)
The company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred				(28)	0	(18)
The company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred				(4)	(10)	(10)
The company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred				(48)	(15)	32
Subsidiaries
TAXATION
Corporate income tax				7,819	9,344	9,193
Final tax expense				3	3	3
Total income tax expense – current				7,822	9,347	9,196
Net income tax benefit - deferred				Rp (549)	Rp (195)	93
Applicable tax rate			25.00%	25.00%	22.00%
Telkomsel
TAXATION
Net income tax benefit - deferred				Rp (575)	Rp 60	121
Telkomsel | Finance leases
TAXATION
Net income tax benefit - deferred				29	90	170
Telkomsel | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred				(324)	(68)	64
Telkomsel | Trade receivables write-off (allowance for expected credit losses)
TAXATION
Net income tax benefit - deferred				(384)	88	(88)
Telkomsel | Amortization of (addition to) license
TAXATION
Net income tax benefit - deferred				(27)	33	58
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred				84	(83)	(83)
Telkomsel | Contract liabilities
TAXATION
Net income tax benefit - deferred				9
Telkomsel | Contract cost
TAXATION
Net income tax benefit - deferred				(27)
Telkomsel | Other financial instruments
TAXATION
Net income tax benefit - deferred				65
Subsidiaries - others
TAXATION
Net income tax benefit - deferred				Rp 26	Rp (255)	Rp (28)